Fair Value Measurements (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy

	As of June 26, 2021
	Level 1	Level 2	Level 3	Total
Trading securities	$1,582	$—	$—	$1,582
Interest rate swaps	—	(2,769)	—	(2,769)
Contingent consideration payable	—	—	(12,959)	(12,959)

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Contingent consideration payable	—	—	(14,197)	(14,197)

	As of December 26, 2020
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(4,193)	—	(4,193)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(14,197)	(14,197)

	As of December 28, 2019
	Level 1	Level 2	Level 3	Total
Trading securities	$1,911	$—	$—	$1,911
Interest rate swaps	—	(3,592)	—	(3,592)
Foreign exchange forward contracts	—	12	—	12
Contingent consideration payable	—	—	(18,100)	(18,100)

Schedule of carrying amount and estimated fair values of the company's fixed rate senior notes and junior subordinated debentures

	June 26, 2021		December 26, 2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$328,889	$330,330	$328,333	$327,525
Junior Subordinated Debentures	122,481	120,514	123,295	128,022

	December 26, 2020		December 28, 2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
6.375% Senior Notes	$328,333	$327,525	$327,222	$305,250
Junior Subordinated Debentures	123,295	128,022	124,814	148,731